Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
2.1 Preparation and presentation of the consolidated financial statements
2.1.	Basis of preparation of condensed consolidated interim financial information
These unaudited condensed consolidated interim financial statements for the six-month
period ended June 30, 2019 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” as issued by the International Accounting Standard Board.
These unaudited condensed consolidated interim financial statements do not include all the notes of the type normally included in an annual consolidated financial statement. Accordingly, this report is to be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2018 (the “Annual Financial Statements”).
The accounting policies and critical accounting estimates and judgments adopted are consistent with those of the previous financial year and corresponding interim reporting period.

2.2 New accounting pronouncements
2.2.	New accounting pronouncements
Effective for periods beginning on or after January 1, 2019
The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the annual consolidated financial statements for the year ended December 31, 2018, except for the adoption of new standards effective as January 1 st
, 2019. The Company applies, for the first time, IFRS 16 - Leases as well as other amendments and interpretations that apply for the first time in 2019. As required by IAS 34, the nature and effect of these changes are disclosed below. Those changes, however, did not have material impacts on the unaudited condensed consolidated interim financial statements.
The following new standards have been issued by IASB and are effective for the six-month
ended June 30, 2019:
IFRS 16 - Leases
This new standard requires lessees to recognize the liability of the future payments and the right of use of the leased asset for virtually all lease contracts, including operating leases. Certain short-term and low-value
contracts may be out of the scope of this new standard. The criteria for recognition and measurement of leases in the financial statements of the lessors are substantially maintained. IFRS 16 is effective for years beginning on or after January 1, 2019 and replaces IAS
17 - “Leases”
and related interpretations. Management has performed an assessment and did not identify any material impacts to date. Therefore, changes to standards or new pronouncements applicable to the years presented in the consolidated financial statements were not relevant to the PagSeguro Group, for retrospective disclosure and disclosure of amounts.
IFRIC Interpretation 23 Uncertainty over Income Tax Treatment
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately;

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

•	How an entity considers changes in facts and circumstances
An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty needs to be followed. The interpretation did not have an impact on the unaudited condensed consolidated interim financial statements.
Annual Improvements 2015-2017 Cycle
IFRS 3 Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2019. These amendments had no impact on the unaudited condensed consolidated interim financial statements as there is no transaction where a joint control is obtained.
IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.
An entity applies the amendments for annual reporting periods beginning on or after 1 January 2019. When the entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. The amendment did not have an impact on the unaudited condensed consolidated interim financial statements.